Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2019
Fair Value
Schedule of changes in Level 3 liabilities measured at fair value

	Fair Value Measurements
	as of December 31, 2018
	(Level 1)	(Level 2)	(Level 3)	Total
Liabilities
Derivative liability	$—	—	3,649	$3,649

Derivative Liability
Fair value as of December 31, 2017	$—
Issuance of 2018 Convertible Promissory Notes	3,604
Change in fair value	45
Fair value as of December 31, 2018	3,649
Change in fair value	(3,649)
Fair value as of December 31, 2019	$—